Commitments and Contingencies (Details) (Insurance Claims [Member], USD $) In Thousands	Sep. 30, 2011
Insurance Claims [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual Carrying Value Current	$ 115,000